SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION
SEGMENTED INFORMATION
15.  Segmented information

The Company is engaged in the acquisition, exploration and development of mineral properties in Norway and the United States. Segment reporting is aligned with the manner in which management monitors business performance. Prior to aggregation, each exploration project is considered an individual operating segment. The Nussir and REAS acquisitions have been aggregated into a single reportable segment.

All non-current assets and exploration expenditures are located in, and incurred within, the United States or Norway. Materially all of the cash and general administrative costs are held and incurred by the Canadian parent company. The following is a summary of non-current assets by reportable segment:

	December 31, 2025		December 31, 2024
	Mineral Properties	Property, Plant and Equipment	Mineral Properties	Property, Plant and Equipment
	$	$	$	$
Blue Moon	698,007	429,604	698,007	-
Nussir/REAS	100,626,317	29,906,459	-	-
NSG	21,295,555	32,389	-	-
Corporate	-	21,671	-	2,684
Total	122,619,879	30,390,123	698,007	2,684